Consolidated Statements of Other Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OTHER COMPREHENSIVE LOSS [Abstract]
(Net Loss)	$ (2,673,448)	$ (882,509)	$ (2,370,883)	$ (2,147,361)
(Currency Translation, Net of Taxes)	268,343	15,081	306,439	(219,470)
(Other Comprehensive Loss)	$ (2,405,105)	$ (867,428)	$ (2,064,444)	$ (2,366,831)